[HORGAN, ROSEN, BECKHAM & COREN LETTERHEAD]

May 10, 2005

Via Edgar and Hand Delivery		D092-005
United States Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549
Attention:	Christian Windsor Kathryn McHale

Re:	Discovery Bancorp, San Marcos, California Pre-Effective Amendment No. 2 to Form S-4 (File No. 333-122090)

Ladies and Gentlemen:

     On behalf of our client, Discovery Bancorp (the “Company”), and in response to your comment letter dated May 6, 2005, we respectfully submit for your review three (3) copies of the Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form S-4, marked to show the changes from the Pre-Effective Amendment No. 1, filed on April 6, 2005.

     For your information, the Pre-Effective Amendment No. 2 was filed via Edgar earlier today.

     Following are the numbered comments from your letter dated May 6, 2005, italicized, with our responses following:

General

1.	On page 14 you state that Discovery Bancorp may be liable to Celtic for expenses in the event that shareholders fail to approve the merger. Please advise the staff whether Discovery Bank would be liable, in any respect, for these fees. If Discovery Bank would be liable, provide us with an extensive and detailed legal analysis as to how this is permissible under California Law.

Discovery Bank is not a party to the Celtic transaction and would not, therefore, be liable, in any respect, for out-of-pocket fees or expenses incurred by Celtic in connection with the proposed transaction.

Securities Exchange Commission
May 10, 2005

2.	In your response to prior comment 6 you state that the proxy has been revised so that shareholders may provide specific authorization for their proxies to be voted upon a motion to suspend the meeting to solicit additional votes. The current form of proxy filed with this amendment and the disclosure about the voting items throughout the prospectus do not discuss this specific grant of proxy authority. The general grant of discretionary authority mentioned on page 10 is not sufficient to grant the proxy holder from exercising discretion on a substantive matter such as suspension to solicit additional proxies. Revise the proxy and the registration statement to either clarify that the proxy holder does not have this authority or specifically seek authorization from the shareholders.

The Notice, Proxy Statement and form of Proxy have been revised to specifically address the specific authority to adjourn the Meeting to solicit additional proxies.

3.	Revise your registration statement coverpage to register the shares issuable upon the exercise of warrants. If the shares are included in the 1,235,508 shares of common stock, revise the footnotes to clarify that fact or add them to the table.

The cover page has been revised to include the 60,500 shares of common stock issuable upon the exercise of the 60,500 warrants being registered. Please note that the additional filing fee of $119.28 was wired yesterday.

Introduction — page 4

4.	In your discussion on page 5 and in the acquisition agreements with Celtic, you indicate that part of the payment to the principals of Celtic will be in Discovery Bancorp stock valued at the time of the company’s IPO. Since management had the present intent to undertake an IPO of Discovery Bancorp, discuss these plans in the Introduction and in discussion of Proposal 1.

A discussion regarding the proposed public stock offering has been added to the Introduction and Proposal 1. Please see “Introduction – Celtic Capital Corporation” and “PROPOSAL 1 – BANK HOLDING COMPANY REORGANIZATION – The Holding Company – Reasons for the Merger – Celtic Transaction.”

Celtic Capital Corporation — page 4

5.	Revise this section to note Celtic’s net income and revenues in each of the past 2 fiscal years and any stub periods.

This section has been revised to disclose Celtic’s net income and revenues in each of the past 2 fiscal years.

Securities Exchange Commission
May 10, 2005

6.	We note your response to comment 11. Please consider including disclosure relating to the continued consulting agreement and employment agreements that are part of the Celtic acquisition.

This section has been revised to disclose the continued consulting and employment agreements that are part of the Celtic acquisition.

7.	Revise this section to clarify what will happen to the Celtic acquisitions in the event that shareholders fail to approve the merger/reorganization.

This section has been revised to disclose that, in the event that shareholder approval of the proposed holding company reorganization is not obtained, the Holding Company may be liable to Celtic for out-of-pocket costs and expenses incurred by Celtic in connection with the transaction and that the acquisition will not be consummated.

Differences in Corporate Structure — page 5

8.	Revise the heading in this section to clarify that you are discussing changes in the rights of shareholders of the new holding company compared to the rights enjoyed by Discovery Bank shareholders.

The heading in this section has been re-named “Differences in Rights as Shareholders of the Holding Company.”

9.	Revise this section to briefly discuss all material changes in shareholder rights.

The discussion discloses all material changes in shareholder rights.

Available Information: Cautionary Statement Regarding Forward-Looking Statements — page 8

10.	We note your response to comment 9. However, these sections still appear in the forepart of the prospectus. Please move these sections to after the section entitled “Risk Factors.”

These sections have been moved to after the section entitled “Risk Factors.”

Securities Exchange Commission
May 10, 2005

Risk Factors — page 9

11.	We note the addition of the section entitled “Risk Factors” in response to comment 3. However, please consider disclosing risks relating, but not limited, to: dilution, market for securities, liability of the Holding Company if shareholders do not approve the Celtic acquisition, the implications of the losses Celtic corporation has experienced in 2004, increased interest rates for certificates that reprice annually (see “Note” on page 49), consequences of administration of stock option plan by non-independent directors.

New risk factors have been added. Please note the following, however:

(i) Shareholder approval of the Celtic acquisition is not required under applicable law. However, the risk factor entitled “There is a Risk the Celtic Acquisition Will Not Close” includes a disclosure regarding the Holding Company’s possible liability for out-of-pocket costs and expenses of Celtic in the event the holding company reorganization is not approved by shareholders.

(ii) Celtic earned $83,000 for the year ended December 31, 2004 and was also profitable in 2003.

(iii) The consequences of administration of the stock option plan by non-independent directors has not been added as a new risk factor. Instead, the discussion set forth in the section entitled “PROPOSAL 2 – Approval of 2004 Stock Option Plan – Summary of the Plan – Administration” has been revised to include a disclosure regarding the abstaining by individual interested directors on granting options to themselves specifically. This alternative disclosure was deemed acceptable by Ms. Kathryn McHale.

Proposal 1: Bank Holding Company Reorganization

Reasons for the Merger: General — page 13

12.	We note your response to comments 16 and 18. However, you have failed to address the determination of the price (including the premium) in connection with the Celtic Acquisition. Please advise the staff regarding all actions taken by the Board to determine that the price paid for Celtic was fair to Discovery and its shareholders. Did the Board receive a fairness opinion? If not, please disclose the fact that the Board did not seek an independent appraisal and state how they determined that not seeking expert advice was consistent with their fiduciary duty to the shareholders of Discovery.

The section entitled “CELTIC CAPITAL CORPORATION – Background and Description of Celtic Transaction” has been revised to disclose that that the Holding Company’s Board

Securities Exchange Commission
May 10, 2005

of Directors obtained an oral fairness opinion from an investment banking firm and that firm’s commitment to issue a written fairness opinion concerning the price at the closing.

13.	In your response to comment 19, please confirm that the percentage of stock shareholders of the Company will own immediately subsequent to the Celtic merger will be 97.3% and not 2.7%.

Confirmed. The percentage of stock shareholders of the Holding Company will own immediately subsequent to the Celtic transaction will be approximately 97.3% and not 2.7%. For further information, please refer to footnotes 1 and 2 to the Pro Forma Statement of Operations.

Federal Income Tax Consequences — page 27

14.	We note your response to comment 24. However, the disclaimers have not been deleted.

The disclaimers in this section have been deleted.

15.	In your response to prior comment 23, you state that tax counsel has determined that there would not be any material tax consequences from the exchange. However, on page 27, the disclosure states that the merger is being structured as a tax fee exchange. The fact that the merger will not be taxable must be supported by a tax opinion. Alternatively, if counsel concluded that the merger would be taxable, revise the Cover Page, Summary (Introduction), Risk Factors and this section to state that shareholders will be taxed. If counsel is not able to provide a tax opinion because it unable to opine on the tax consequences, revise the disclosure to clarify that counsel is not able to opine and state the particular or legal questions about which cones is not able to reach a conclusion. Please refer to Item 601(b)(8) of Regulation S-K.

A tax opinion has been obtained and filed as Exhibit 5.1 to the Pre-Effective Amendment No. 2. The section entitled “PROPOSAL 1 – BANK HOLDING COMPANY REORGANIZATION – Federal Income Tax Consequences” has also been revised to disclose that a tax opinion has been obtained and the discussion has been revised to conform with the tax opinion.

Securities Exchange Commission
May 10, 2005

Management’s Discussion & Analysis of Financial Condition & Results of Operations

General — page 33

16.	We note your response to comment 27. Please update your MD&A to reflect that the Poway branch was, in fact, profitable in the first quarter.

This section has been revised to reflect that the Poway branch was profitable in the first quarter of 2005.

Business of Discovery Bank — page 38

17.	We note your response to comment 25, however the changes to which you refer have not been made and consequently we reissue prior comment 25.

The reference to “mini-perm” loans has been revised to refer to loans with maturities restricted to ten years. We believe all other references addressed in original comment 25 have been corrected.

Liquidity and Liquidity Management — page 38

18.	We note your response to comment 39, however, we are unable to locate management’s analysis of why liquidity has declined and how the change affects Discovery Bank’s profitability that you have added.

Liquidity has increased, not declined. At year-end 2003, the ratio was 12.21%. At year-end 2004 the ratio was 13.20%. During 2005, the ratio has, on average, exceeded 15%. However, a further clarification of management’s policy has been added to the discussion. The discussion can be found in the section entitled “Liquidity and Liquidity Management.”

Business of Celtic — page 66

19.	Revise the last paragraph of this section to eliminate the first sentence, or provide an extensive discussion of the facts that support the assertion that a well managed commercial finance business will earn attractive returns. Also, expand this section to indicate why management believes that Discovery and the managers who had been operating Celtic have the capacity to manage Celtic’s business in a profitable manner.

The first sentence of this paragraph has been deleted and the discussion has been expanded, as requested.

Securities Exchange Commission
May 10, 2005

Allowance and Provision for Loan Losses — page 73

20.	Please revise to include the allowance allocation for each of Celtic’s major loan categories.

The requested chart has been added.

Quantitative and Qualitative Disclosures about Market Risk — page 75

21.	Please revise to clarify Celtic’s primary strategy discussed in the fourth sentence.

Celtic’s primary strategy is to make variable rate loans, to match its variable rate source of funds. The section has been clarified to make clear that both the variable rate loans and the variable rate source of funds are tied to prime.

Pro Forma Financial Information — page 75

22.	You state that the effect of estimated merger and reorganization costs expected to be incurred in connection with the proposed transactions have been reflected in the pro forma information. We are unclear how and where they were considered and/or reflected in your pro forma information. We remind you that only direct, merger-related expenses should be presented as a pro forma equity adjustment. Please revise this introductory paragraph, other related disclosures and your detailed pro forma financials, as necessary.

The introductory paragraph has been clarified to specify the proper allocation of the various categories of costs. The pro forma statements have been similarly amended. Only direct offering costs have been applied against the aggregate proceeds of the offering and only merger-related costs have been applied to the merger.

23.	As a related matter, we note you may have differing gross proceeds from your planned 2005 Public Offering (Note 1 on page 77). Please provide separate pro forma financial statements for differing possibilities. You may opt to present scenarios for the minimum acceptable gross proceeds from this offering, a mid-range and a maximum range, for example. We note Article 1 l-02(b)(8) of Regulation S-X. Revise your introductory paragraph to clearly indicate the scenarios you present and the basis for their presentation. Ensure that each scenario complies with Article 1 l-02(b)(7) of Regulation S-X as it relates to historical and pro forma primary and fully diluted per share information. See additional related comments below.

Two pro forma balance sheets have been provided. The first reflects the minimum capital necessary to close the Celtic acquisition; the second reflects the proposed maximum offering. Introductory paragraphs for each have been added that clarify the basis for their

Securities Exchange Commission
May 10, 2005

presentations. Similarly, the per share data included in the pro forma statement of operations has been expanded to include per share data for both scenarios (minimum to close Celtic and maximum), with appropriate footnotes explaining the number of shares, offering price, etc.

Pro Forma Balance Sheet — page 76

24.	Please revise your Discovery Bancorp historical financial statements column to reflect only historical amounts which should agree to your audited financial statements. Net proceeds anticipated should be reflected in another column with a clearly delineated footnote quantifying the number of shares, price per share and total gross offering proceeds.

These changes have been made to both versions of the pro forma balance sheet.

25.	Please review all pro forma and other adjustments to ensure that each is individually self-balancing (equal debits and credits) and that each refers to a detailed and appropriate footnote explaining all relevant assumptions used.

These changes have been made to the pro forma balance sheets.

26.	Include a table or footnote detailing the purchase price calculation, including all components and their individual values.

These footnotes have been added.

27.	We note the disclosures in Note 15 of the Celtic Capital Corporation financial statements on page F-60 which states that you would assume the note payable, bank. This amount is reflected in the Celtic historical balance sheet at $19,917,688 at December 31, 2004. Pro forma adjustment (9) states that total borrowings were only reduced by $2,236,010. Please revise the relevant footnotes and pro forma presentation as necessary or advise why the current presentation is correct. Please also review the disclosures on pages 13-14 as well as pages 64-65 and revise any inconsistencies as presented in the terms of this agreement.

The presentation is/was accurate. From the perspective of Celtic, as a separate entity, its debt to Wells Fargo will be assumed by Discovery’s subsidiary that is purchasing Celtic’s assets and assuming Celtic’s liabilities. Thus, the disclosure in Celtic’s financial statements footnote is accurate. However, when the Wells Fargo liability is assumed by Discovery’s subsidiary, Discovery intends to reduce that debt to approximately 85% of Celtic’s outstanding loans with some of the proceeds of the 2005 Public Offering, which debt reduction amount is included in the calculation of the minimum offering proceeds necessary to close the Celtic acquisition. Thus, on the pro forma balance sheets, Discovery is showing

Securities Exchange Commission
May 10, 2005

the pro forma adjustment for the reduction in the outstanding debt to Wells Fargo to be assumed in the Celtic acquisition.

28.	As a related matter, you also refer to a payment or premium of $900,000 (Note 15 of the Celtic financials and elsewhere) as part of the transaction. This amount is not discussed in your introductory paragraph nor is it clearly reflected in your pro forma financials. Note 4 should more plainly identify individual components of the adjustment. Please revise or advise.

The requested clarification has been made to the pro forma balance sheets.

29.	We note the employment agreement with Mark Hafner which is part of the asset purchase agreement as detailed on page 65. We specifically refer to a stock grant of 2,000 shares of Bancorp stock when the transaction is closed. Please revise the disclosures to indicate how these shares are valued, if at all. Please supplementally advise why these shares are not reflected in the pro forma financials and related footnotes or revise accordingly.

At the projected offering price of $16.75 per share, that equates to $33,500. This amount is now reflected in the pro forma balance sheets as part of the cost of the Celtic acquisition and in the per share data tables appended to the pro forma statement of operations.

30.	Please revise the notes to include a description of the adjustment of $275,931 to Other Assets, $275,985 to Accrued Interest Payable and Other Liabilities and $(54) to Accumulated Deficit. These amounts do not agree to the Audited Discovery Bank Consolidated Balance Sheets, located at page F-3.

All amounts in the pro forma balance sheets have been revised to assure they tie to the audited financial statements.

31.	Please revise note 7 to state either Goodwill represents an estimate of the difference in value of assets and liabilities being purchased or disclose the specific values of the asset or liabilities used to calculated the Goodwill amount.

The requested correction has been made.

Pro Forma Statement of Operations — page 77

32.	Please revise to specify the rounding denomination used within the Pro Forma Statements of Operations. For example: “(dollars in thousands).”

Securities Exchange Commission
May 10, 2005

The rounding denomination of “(dollars in thousands)” has been noted in the Pro Forma Statements of Operations.

Related Party Transactions — page 81

33.	We note your response to prior comment 51. Confirm that the San Marco’s transaction was not otherwise required to be disclosed under Item 404.

We hereby confirm that the San Marcos transaction did not involve any insider and that disclosure is not required under Item 404.

Discovery Bank’s Audited December 3 L 2004 and 2003 Consolidated Financial Statements Consolidated Balance Sheets — page F-3

34.	Please review the 2003 results for Deferred Income Tax Asset, Net of Valuation Allowance, Premises and Equipment, Net and Accrued Interest Receivable and Other Assets for internal consistency and revise the Balance Sheet to properly reflect these account values. Please refer to footnote 4 and 7 and the Audited Consolidated Financial Statements for December 31, 2003 and 2002.

These amounts had inadvertently been switched. The balance sheet has been corrected.

Notes to Consolidated Financial Statements Note 1 -Summary of Significant Accounting Policies-page F-13

35.	Please revise third paragraph addressing the adoption of EITF No. 03-1 to reflect management’s position as of December 31, 2004 and 2003.

This footnote contained an incorrect reference to September 30, 2003. The date has been corrected and the footnote amended to refer to both December 31, 2003 and 2004.

Note 7 — Income Taxes — page F-l7 & F-l8

36.	Please supplementally explain why you released valuation allowances booked prior to 2003 during 2003 and 2004, specifically addressing why the deferred tax asset is not expected to be realized. In your response, please tell us how you considered the guidance in paragraph 23 of SFAS No. 109. For example, we note that you have had cumulative losses over the last several years and given your current circumstances with a proposed merger, we are unsure how you could conclude that no valuation allowance is necessary. Please provide persuasive evidence supporting your current accounting or revise the financial statements accordingly.

Securities Exchange Commission
May 10, 2005

The following supports the rationale for the release of the valuation allowance:

As of December 31, 2003 the Bank had net operating loss carryforwards of approximately $908,000 and $722,000 available to reduce future federal and state taxable income, respectively.

During the year ended December 31, 2003, the Bank first became profitable during the month of February and was profitable for nine months during the year. In order to sustain profitability over an extended period of time, a bank needs to achieve a certain asset size. At December 31, 2003, the bank had $68.3 million in total assets and had forecasted to grow to $102.4 million in total assets by December 31, 2004. Management believed that the bank had reached an asset size at December 31, 2003 that could sustain profitability into the foreseeable future. At the end of 2003 Management eliminated a portion of the valuation allowance based upon several considerations. Management forecasted net operating income before taxes of $20 million from January 1, 2004 through December 31, 2008. Profits for the year ended 2003 were improving but still volatile during some months and were partially dependent upon extraordinary fee income that would not recur. At December 31, 2003, management believed that the Bank would realize a portion of the deferred tax benefit in the normal cause of business and, reduced its valuation allowance by only $306,500 because, some uncertainty still remained as to the Bank’s ability to ultimately use all of its operating loss carryforwards to reduce future taxable income. At December 31, 2003, the Bank forecast earnings of $616,000 for 2004 and actually earned $590,000 resulting in eliminating the balance of the valuation during 2004.

Results for 2004 and forecasts of future results support the elimination of the remaining balance of the allowance as of December 31, 2004. At December 31, 2004 the Bank had reached a total asset size of $99.3 million and projects to grow to $123.7 million in total assets by December 31, 2005. The Bank was profitable for ten months in 2004 and expects sustain profitable operations into the foreseeable future.

37.	Please review and compare to the Audited Financial Statements for December 31,2003 for consistency. The account balances do not appear to be properly aligned with the correct account title. Please insure the proper balances appear on the Consolidated Balance Sheet located at page F-3.

These amounts had inadvertently been switched. The balance sheet has been corrected.

Other

38.	Include updated consents from the independent accountants in your next amendment.

An updated consent from Moss Adams, LLP has been filed as Exhibit 23.2.

Securities Exchange Commission
May 10, 2005

     As you are aware, the December 31, 2004 financial statements go stale if the registration statement is not declared effective by Monday, May 16, 2005. Accordingly, we would sincerely appreciate every effort your office can make in expediting your review of the document.

     We trust that the Pre-Effective Amendment No. 2 to the registration statement and the above information fully responds to the issues raised in your comment letter. Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

Sincerely,
/s/ S. Alan Rosen

S. Alan Rosen Professional Corporation

cc:	Mr. James P. Kelley, II
Ms. Lou Ellen Ficke
Mr. Russell Dysart
Mr. Richard Sprayregan
Young H. Park, Esq.